Financial Instruments and Significant Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
NOTE 3—Financial Instruments and Significant Concentrations

Fair Value Measurements

Fair value is defined as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Additional information on fair value measurements is included in RSI’s audited consolidated financial statements for the year ended December 31, 2016, beginning on page F-51 in the Registration Statement on Form S-4, as amended, filed with the SEC by GPIA on September 7, 2017.

The carrying amounts of the Company’s financial instruments including cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued liabilities approximate fair values due to their short-term maturities. Based on borrowing rates currently available to the Company for debt with similar terms, the carrying value of capital lease obligations also approximates fair value as of the respective balance sheet dates. Due to the complex and unique terms of the Credit Facility, it is not reasonably practicable to determine the current fair value. The Company’s redeemable warrant liability and embedded derivative liability are the only liabilities that are carried at fair value on a recurring basis and are classified within Level 3 of the fair value hierarchy. Further information about the embedded derivative and redeemable warrant liabilities, including valuation methodology and key assumptions and estimates used, are disclosed in Notes 5 and 6, respectively.

Significant Concentrations

The Company attributes revenue to geographic regions based on the location of its customers’ contracting entity. The following shows net revenue by geographic region for the nine months ended September 30, 2017 and 2016 (in thousands):

	2017	2016

United States of America	$105,120	$77,986
International	49,609	35,452

Total	$154,729	$113,438

No customer represented more than 10% of revenue for the nine months ended September 30, 2017 or 2016. As of September 30, 2017 and December 31, 2016, no customer represented 10% or more of total net accounts receivable.

The Company tracks its assets by physical location. The majority of the Company’s long-lived assets are located in the United States.

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, restricted cash, and accounts receivable. The Company maintains its cash, cash equivalents and restricted cash at high-quality financial institutions, primarily in the United States of America. Deposits, including those held in foreign branches of global banks, may exceed the amount of insurance provided on such deposits. As of September 30, 2017, the Company had cash and cash equivalents of $3.5 million and restricted cash of $7.2 million with a single financial institution. As of December 31, 2016, the Company had cash and cash equivalents of $4.5 million and restricted cash of $15.9 million with a single financial institution. The Company also had $1.1 million and $2.4 million of restricted cash with another financial institution as of September 30, 2017 and December 31, 2016, respectively. The Company has never experienced any losses related to these balances.

Generally, credit risk with respect to accounts receivable is diversified due to the number of entities comprising the Company’s customer base and their dispersion across different geographies and industries. The Company performs ongoing credit evaluations on certain customers and generally does not require collateral on accounts receivable. The Company maintains reserves for potential bad debts and historically such losses are generally not significant.

NOTE 3-Financial Instruments and Significant Concentrations

Fair Value Measurements

Fair value is defined as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which it transacts, and considers assumptions that market participants would use when pricing the asset or liability. The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair measurement:

Level 1:	Quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
Level 2:
Other than quoted prices included in Level 1 that are observable for the asset and liability, either directly or indirectly through market collaboration, for substantially the full term of the asset or liability.

Level 3:
Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any market activity for the asset or liability at measurement date.

The Company does not have any assets that are carried at fair value on a recurring basis. The Company’s redeemable warrant liability and embedded derivative liability are the only liabilities that are carried at fair value on a recurring basis and are classified within Level 3 of the fair value hierarchy. Details of the redeemable warrant and embedded derivative liabilities, including valuation methodology and key assumptions and estimates used, are disclosed in Note 7 and Note 5, respectively. The Company’s policy is to recognize asset or liability transfers among Level 1, Level 2 and Level 3 as of the actual date of the events or change in circumstances that caused the transfer. During the two years ended December 31, 2015 and 2016, the Company had no transfers of its assets or liabilities between levels of the fair value hierarchy.

The carrying amounts of the Company’s financial instruments including cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued liabilities approximate fair values due to their short-term maturities. Based on borrowing rates currently available to the Company for debt with similar terms, the carrying value of capital lease obligations, the line of credit and loan payable also approximate fair value as of the respective balance sheet dates. Due to the complex and unique terms of the Credit Facility, it is not reasonably practicable to determine the current fair value.

Significant Concentrations

The Company attributes revenue to geographic regions based on the location of its customers’ contracting entity. The following shows net revenue by geographic region for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	2014	2015	2016
United States of America	$62,341	$82,803	$110,746
International	23,007	35,360	49,429

Total revenue	$85,348	$118,163	$160,175

No customer represented more than 10% of revenue for the years ended December 31, 2014, 2015 or 2016. As of December 31, 2014, 2015 and 2016, no customers represented 10% or more of total net accounts receivable. The Company tracks its assets by physical location. The majority of the Company’s long-lived assets are located in the United States as of December 31, 2015 and 2016.

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, restricted cash, and accounts receivable. The Company maintains its cash, cash equivalents and restricted cash at high-quality financial institutions, primarily in the United States of America. Deposits, including those held in foreign branches of global banks, may exceed the amount of insurance provided on such deposits. As of December 31, 2016, the Company had cash and cash equivalents of $4.5 million and restricted cash of $15.9 million with a single financial institution. The Company also had $2.4 million of restricted cash with another financial institution. The Company has never experienced any losses related to these balances.

Generally, credit risk with respect to accounts receivable is diversified due to the number of entities comprising the Company’s customer base and their dispersion across different geographies and industries. The Company performs ongoing credit evaluations on certain customers and generally does not require collateral on accounts receivable. The Company maintains reserves for potential bad debts and historically such losses are generally not significant.